Intangible assets (Details) $ in Thousands, € in Millions		12 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2012 EUR (€)
Intangible assets
Total cost		$ 74,087	$ 63,547
Accumulated amortization		(30,307)	(20,601)
Amortization expense		9,745	6,476	$ 4,065
Next 5 years amortization
For the year ended March 31, 2017		11,089
For the year ended March 31, 2018		10,894
For the year ended March 31, 2019		8,108
For the year ended March 31, 2020		5,042
For the year ended March 31, 2021 and thereafter		8,647
Total intangible assets, net		43,780	42,946
Additional information
Payment of contingent consideration		5,069	3,868	$ 6,034
Luxoft International Company Ltd. | Horizon
Additional information
Payment of contingent consideration		320
Luxoft International Company Ltd. | Horizon | Payable for software acquisition, at fair value
Additional information
Amount agreed to be paid for purchase of software | €					€ 2.5
Percentage of net revenues from sale of software agreed to be paid	20.00%
Payment term for 20% of net revenues from sale of software	5 years
Fair value of future revenue sharing payments	$ 2,378	$ 415
Discount rate (as a percent)	15.00%
Software licenses
Intangible assets
Weighted-average useful lives		5 years
Total cost		$ 17,609	12,369
Accumulated amortization		(6,673)	(4,652)
Contract-based customer relationships.
Intangible assets
Total cost		41,820	41,820
Accumulated amortization		$ (19,587)	(13,720)
Contract-based customer relationships. | Minimum
Intangible assets
Weighted-average useful lives		5 years
Contract-based customer relationships. | Maximum
Intangible assets
Weighted-average useful lives		10 years
IP rights
Intangible assets
Weighted-average useful lives		5 years
Total cost		$ 13,017	8,046
Accumulated amortization		(3,479)	(1,870)
Trade names and brands
Intangible assets
Total cost		1,158	921
Accumulated amortization		$ (97)	(10)
Trade names and brands | Minimum
Intangible assets
Weighted-average useful lives		8 years
Trade names and brands | Maximum
Intangible assets
Weighted-average useful lives		10 years
Other
Intangible assets
Total cost		$ 483	391
Accumulated amortization		$ (471)	$ (349)
Other | Minimum
Intangible assets
Weighted-average useful lives		4 years
Other | Maximum
Intangible assets
Weighted-average useful lives		6 years